SUPPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule of supplementary insurance information
The reconciliation of the net incurred and paid claims development table to the policy and contract claims in the Statements of Financial Position is as follows:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$1,170	$—
Reinsurance recoverable on unpaid claims	346	—
Insurance lines other than short-duration	199	—
Unallocated claim adjustment expenses	71	—
Total policy and contract claims	$1,786	$—
The following table presents supplementary information for our three reportable segments:
Direct Insurance

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Deferred acquisition cost	$699	$—	$—
Future policy benefits	(21,760)	—	—
Unearned premiums	(1,086)	—	—
Premium revenue	1,456	—	—
Net investment income	514	—	—
Benefits, claims, losses and settlement expenses	(1,155)	—	—
Amortization of deferred acquisition costs	(296)	—	—
Other operating expenses	(353)	—	—
Premium written	1,463	—	—

Reinsurance

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Deferred acquisition costs	$1,033	$776	$—
Future policy benefits	(7,405)	(6,254)	—
Premium revenue	1,246	6,146	—
Net investment income	232	125	—
Benefits, claims, losses and settlement expenses	(449)	(240)	—
Amortization of deferred acquisition costs and other	(39)	(1)	—
Other operating expenses	(21)	(9)	—
Pension Risk Transfer

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Future policy benefits	$(3,024)	$(2,243)	$(1,339)
Premium revenue	1,558	1,016	430
Net investment income	(301)	(1)	84
Benefits, claims, losses and settlement expenses	(156)	(72)	(38)
Other operating expenses	(16)	(12)	(6)

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Deferred acquisition cost	185	—	—
Reserves for unpaid claims and claim adjustment expenses	(1,366)	—	—
Unearned premiums	(1,190)	—	—
Earned premiums	1,108	—	—
Net investment income	47	—	—
Claims and claim adjustment expenses incurred related to:
Current year	(782)	—	—
Prior years	25	—	—
Amortization of deferred acquisition costs	(270)	—	—
Paid claims and claim adjustment expenses	(708)	—	—
Premiums written	1,123	—	—

Schedule of reinsurance ceded and assumed

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	145,928	22,145	222	124,005	—%
Premiums:
Life insurance	1,877	51	3	1,829	—%
Accident and heath insurance	98	184	162	76	213%
Property and liability insurance	1,289	223	43	1,109	4%
Total premiums	3,264	458	208	3,014	7%

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS
Life insurance inforce	2,243	169	—	2,074	—%
Premiums:
Life insurance	1,017	1	—	1,016	—%
Total premiums	1,017	1	—	1,016	—%

FOR THE YEAR ENDED DEC. 31 2020 US$ MILLIONS
Life insurance inforce	1,339	190	—	1,149	—%
Premiums:
Life insurance	431	1	—	430	—%
Total premiums	431	1	—	430	—%